12. Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
ZITO Partners [Member]
Related Party Transaction [Line Items]
Public relations and marketing expenses	$ 148,945
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Due to officers	$ 222,000